UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2008

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  October 3, 2008

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$328,748

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      214  5700.00 SH       SOLE                  5700.00
ABBOTT LABS.                   com              002824100      301  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    11271 191850.21SH       SOLE                191850.21
ALBERTO-CULVER CO              com              013078100     9748 357865.00SH       SOLE                357865.00
AMETEK INC NEW                 com              031100100     5535 135750.00SH       SOLE                135750.00
ANSYS, INC.                    com              03662q105     4185 110500.00SH       SOLE                110500.00
APOLLO GROUP INC.              com              037604105    10669 179916.00SH       SOLE                179916.00
AUTOMATIC DATA PROCESSING      com              053015103    12690 296842.00SH       SOLE                296842.00
BERKSHIRE HATHAWAY CL B        com              846702074      431    98.00 SH       SOLE                    98.00
CARDINAL HEALTH INC            com              14149y108     7231 146739.00SH       SOLE                146739.00
CINTAS CORP                    com              172908105     8133 283286.00SH       SOLE                283286.00
CISCO SYSTEMS INC              com              17275r102     7610 337315.00SH       SOLE                337315.00
COVANCE INC                    com              222816100     9234 104445.00SH       SOLE                104445.00
CROSSTEX ENERGY L P            com              22765u102      183 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102    10017 144343.13SH       SOLE                144343.13
ECOLAB INC                     com              278865100     9484 195456.00SH       SOLE                195456.00
EXXON MOBIL CORP               com              30231g102      954 12282.00 SH       SOLE                 12282.00
FASTENAL CO                    com              311900104      217  4400.00 SH       SOLE                  4400.00
FISERV INC                     com              337738108    13462 284485.00SH       SOLE                284485.00
GENERAL ELECTRIC               com              369604103     8710 341570.00SH       SOLE                341570.00
ILLINOIS TOOL WORKS INC        com              452308109     8557 192517.00SH       SOLE                192517.00
INTEL CORP                     com              458140100      262 14014.00 SH       SOLE                 14014.00
JOHNSON & JOHNSON              com              478160104    12630 182303.00SH       SOLE                182303.00
MARSHALL & ILSLEY CORPORATION  com              571837103     6541 324636.00SH       SOLE                324636.00
MEDTRONIC INC                  com              585055106    14881 297033.00SH       SOLE                297033.00
MICROSOFT CORP                 com              594918104    10102 378501.00SH       SOLE                378501.00
NORTHERN TRUST CORP            com              665859104     7474 103516.00SH       SOLE                103516.00
OMNICOM GROUP INC              com              681919106     9561 247951.00SH       SOLE                247951.00
PATTERSON COMPANIES            com              703395103     8672 285175.00SH       SOLE                285175.00
PAYCHEX INC                    com              704326107    11843 358557.00SH       SOLE                358557.00
PEPSICO INC                    com              713448108     7150 100320.00SH       SOLE                100320.00
PFIZER INC                     com              717081103      612 33167.00 SH       SOLE                 33167.00
PRIVATEBANCORP INC             com              742962103     8499 204000.00SH       SOLE                204000.00
PROCTER & GAMBLE CO            com              742718109    10972 157443.00SH       SOLE                157443.00
RESMED INC                     com              761152107     8910 207200.00SH       SOLE                207200.00
STARBUCKS CORP                 com              855244109     3778 254100.00SH       SOLE                254100.00
STERICYCLE INC                 com              858912108     8244 139947.00SH       SOLE                139947.00
STRATASYS INC                  com              862685104     6027 345002.00SH       SOLE                345002.00
STRYKER CORP                   com              863667101     8360 134190.00SH       SOLE                134190.00
SYSCO CORPORATION              com              871829107    11850 384357.00SH       SOLE                384357.00
TARGET CORP                    com              87612e106     8528 173873.00SH       SOLE                173873.00
TETON ENERGY CORP              com              881628101       31 10000.00 SH       SOLE                 10000.00
WALGREEN COMPANY               com              931422109     9523 307591.00SH       SOLE                307591.00
WATERS CORP                    com              941848103     5831 100230.00SH       SOLE                100230.00
WELLS FARGO & CO               com              949746101     9408 250669.00SH       SOLE                250669.00
WESTERN UNION CO               com              959802109      222  8980.00 SH       SOLE                  8980.00